Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

4. Other Current Assets

Components of other current Assets are as follows:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Receivables from financial leasing service	—	216,071	31,426
Advance to vendors	78,329	93,192	13,554
Deposits for lending service	120,042	45,992	6,689
Interest receivables	4,330	379	55
Others	52,979	97,635	14,201
Total	255,680	453,269	65,925

Receivables from financial leasing service relates to financial leasing business the Group started in 2017. The receivables are initially recognized as long-term receivables as the underlying leases typically with a term of two or three years. The balances of the receivables as of December 31, 2017 and 2018, respectively, was RMB132,821 and RMB244,405 (of which 216,071 was reclassified from other non-current assets to other current assets because the remaining financial leasing term was less than one year).